UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2007

Item 1. Schedule of Investments.
CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

EQUITY SECURITIES — 96.9%	Shares	Value

Aerospace & Defense — 0.1%
BE Aerospace, Inc.*	1,111	$58,772
Hexcel Corp.*	1,088	26,417
Spirit AeroSystems Holdings, Inc.*	1,184	40,848

		126,037

Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	2,049	110,892
Expeditors International Washington, Inc.	2,572	114,917
FedEx Corp.	3,441	306,834
United Parcel Service, Inc., Class B	8,232	582,167

		1,114,810

Airlines — 0.2%
Continental Airlines, Inc., Class B*	1,072	23,852
JetBlue Airways Corp.*	1,912	11,281
Southwest Airlines Co.	8,633	105,323
UAL Corp.*	1,335	47,606
US Airways Group, Inc.*	974	14,327

		202,389

Auto Components — 0.2%
BorgWarner, Inc.	1,400	67,774
Gentex Corp.	1,654	29,392
TRW Automotive Holdings Corp.*	612	12,791
WABCO Holdings, Inc.	684	34,261

		144,218

Automobiles — 0.1%
Harley-Davidson, Inc.	2,901	135,506

Beverages — 1.6%
Hansen Natural Corp.*	831	36,805
PepsiCo, Inc.	19,504	1,480,354

		1,517,159

Biotechnology — 1.9%
Amgen, Inc.*	13,118	609,200
Amylin Pharmaceuticals, Inc.*	1,627	60,199
Biogen Idec, Inc.*	3,541	201,554
Genzyme Corp. — General Division*	3,155	234,858
Gilead Sciences, Inc.*	11,230	516,692
Medarex, Inc.*	1,452	15,130
Millennium Pharmaceuticals, Inc.*	3,863	57,868
OSI Pharmaceuticals, Inc.*	659	31,968
PDL BioPharma, Inc.*	1,345	23,564
Vertex Pharmaceuticals, Inc.*	1,511	35,101

		1,786,134

EQUITY SECURITIES — 96.9%	Shares	Value

Building Products — 0.2%
Lennox International, Inc.	740	30,651
Masco Corp.	4,386	94,781
Owens Corning, Inc.*	1,021	20,645
Trane, Inc.	2,059	96,176

		242,253

Capital Markets — 3.6%
Affiliated Managers Group, Inc.*	344	40,406
Bank of New York Mellon Corp.	13,746	670,252
Charles Schwab Corp.	11,365	290,376
E*Trade Financial Corp.*	5,034	17,871
Eaton Vance Corp.	1,457	66,162
Federated Investors, Inc., Class B	1,135	46,717
Franklin Resources, Inc.	2,007	229,661
Goldman Sachs Group, Inc.	4,345	934,392
Investment Technology Group, Inc.*	514	24,461
Janus Capital Group, Inc.	2,057	67,572
Jefferies Group, Inc.	1,272	29,320
Lazard Ltd.	595	24,205
Legg Mason, Inc.	1,583	115,797
Northern Trust Corp.	2,348	179,810
SEI Investments Co.	1,638	52,695
State Street Corp.	4,661	378,473
T. Rowe Price Group, Inc.	3,189	194,146
TD Ameritrade Holding Corp.*	2,790	55,967
Waddell & Reed Financial, Inc.	968	34,935

		3,453,218

Chemicals — 0.9%
Air Products & Chemicals, Inc.	2,453	241,939
Airgas, Inc.	815	42,470
Ecolab, Inc.	2,126	108,873
Lubrizol Corp.	781	42,299
Nalco Holding Co.	1,667	40,308
Praxair, Inc.	3,804	337,453
Sigma-Aldrich Corp.	1,364	74,474

		887,816

EQUITY SECURITIES — 96.9%	Shares	Value

Commercial Banks — 5.3%
Associated Banc-Corp	1,376	37,276
BancorpSouth, Inc.	891	21,036
Bank of Hawaii Corp.	574	29,354
BB&T Corp.	6,655	204,109
Cathay General Bancorp	603	15,973
City National Corp.	461	27,453
Colonial BancGroup, Inc.	1,761	23,844
Comerica, Inc.	1,767	76,917
Commerce Bancorp, Inc.	2,328	88,790
Commerce Bancshares, Inc.	793	35,563
Cullen/Frost Bankers, Inc.	665	33,689
East West Bancorp, Inc.	661	16,016
Fifth Third Bancorp	5,910	148,518
First Horizon National Corp.	1,451	26,336
First Midwest Bancorp, Inc.	576	17,626
FirstMerit Corp.	863	17,269
Fulton Financial Corp.	2,002	22,462
Huntington Bancshares, Inc.	4,235	62,508
KeyCorp	4,439	104,095
M&T Bank Corp.	886	72,271
Marshall & Ilsley Corp.	3,021	79,996
National City Corp.	6,862	112,949
PNC Financial Services Group, Inc.	4,101	269,231
Popular, Inc.	2,946	31,228
Regions Financial Corp.	8,360	197,714
South Financial Group, Inc.	842	13,160
SunTrust Banks, Inc.	4,216	263,458
SVB Financial Group*	398	20,059
Synovus Financial Corp.	3,212	77,345
TCF Financial Corp.	1,385	24,833
UCBH Holdings, Inc.	1,199	16,978
Umpqua Holdings Corp.	709	10,876
US Bancorp	20,840	661,462
Valley National Bancorp	1,399	26,665
Wachovia Corp.	23,966	911,427
Webster Financial Corp.	619	19,789
Wells Fargo & Co.	38,548	1,163,764
Whitney Holding Corp.	781	20,423
Wilmington Trust Corp.	788	27,738
Zions Bancorp	1,273	59,436

		5,089,636

Commercial Services & Supplies — 0.7%
Avery Dennison Corp.	1,116	59,304
Brink’s Co.	493	29,452
Corporate Executive Board Co.	421	25,302
Covanta Holding Corp.*	1,237	34,216
Deluxe Corp.	592	19,471
Dun & Bradstreet Corp.	699	61,952
Herman Miller, Inc.	739	23,936
HNI Corp.	401	14,059
Manpower, Inc.	1,000	56,900
Monster Worldwide, Inc.*	1,376	44,582
Pitney Bowes, Inc.	2,564	97,535
Robert Half International, Inc.	1,893	51,187
RR Donnelley & Sons Co.	2,530	95,482
United Stationers, Inc.*	311	14,371
Watson Wyatt Worldwide, Inc.	489	22,695

		650,444

EQUITY SECURITIES — 96.9%	Shares	Value

Communications Equipment — 3.9%
3Com Corp.*	4,553	20,580
ADC Telecommunications, Inc.*	1,354	21,055
Adtran, Inc.	640	13,683
Ciena Corp.*	982	33,496
Cisco Systems, Inc.*	73,473	1,988,914
CommScope, Inc.*	772	37,998
F5 Networks, Inc.*	972	27,721
Foundry Networks, Inc.*	1,493	26,157
InterDigital, Inc.*	537	12,528
JDS Uniphase Corp.*	2,401	31,933
Juniper Networks, Inc.*	6,296	209,027
Motorola, Inc.	27,940	448,158
Polycom, Inc.*	1,014	28,169
QUALCOMM, Inc.	19,754	777,320
Sonus Networks, Inc.*	3,003	17,507
Tellabs, Inc.*	4,627	30,261

		3,724,507

Computers & Peripherals — 7.7%
Apple, Inc.*	10,568	2,093,309
Dell, Inc.*	23,822	583,877
Diebold, Inc.	750	21,735
EMC Corp.*	25,338	469,513
Emulex Corp.*	1,005	16,402
Hewlett-Packard Co.	31,068	1,568,313
International Business Machines Corp.	16,489	1,782,461
Lexmark International, Inc.*	1,108	38,625
NCR Corp.*	2,178	54,668
Network Appliance, Inc.*	4,196	104,732
Palm, Inc.*	1,095	6,942
QLogic Corp.*	1,731	24,580
SanDisk Corp.*	2,756	91,417
Seagate Technology LLC	6,447	164,398
Sun Microsystems, Inc.*	10,304	186,812
Teradata Corp.*	2,178	59,699
Western Digital Corp.*	2,664	80,479

		7,347,962

Construction & Engineering — 0.1%
EMCOR Group, Inc.*	736	17,392
Quanta Services, Inc.*	1,956	51,325

		68,717

Construction Materials — 0.0%
Eagle Materials, Inc.	558	19,798

EQUITY SECURITIES — 96.9%	Shares	Value

Consumer Finance — 1.1%
American Express Co.	12,511	650,822
AmeriCredit Corp.*	1,285	16,435
Capital One Financial Corp.	5,016	237,056
First Marblehead Corp.	647	9,899
SLM Corp.	4,983	100,358

		1,014,570

Containers & Packaging — 0.1%
AptarGroup, Inc.	739	30,232
Bemis Co., Inc.	1,204	32,966
Sealed Air Corp.	1,862	43,087
Sonoco Products Co.	1,133	37,026

		143,311

Distributors — 0.1%
Genuine Parts Co.	2,026	93,804

Diversified Consumer Services — 0.2%
DeVry, Inc.	707	36,736
ITT Educational Services, Inc.*	479	40,844
Regis Corp.	525	14,679
Sotheby’s	768	29,261
Strayer Education, Inc.	168	28,657
Weight Watchers International, Inc.	442	19,970

		170,147

Diversified Financial Services — 5.4%
Bank of America Corp.	54,297	2,240,294
CIT Group, Inc.	2,206	53,010
CME Group, Inc.	642	440,412
IntercontinentalExchange, Inc.*	832	160,160
JPMorgan Chase & Co.	40,847	1,782,971
Leucadia National Corp.	1,988	93,635
Moody’s Corp.	2,621	93,570
Nasdaq Stock Market, Inc.*	1,287	63,694
NYSE Euronext	2,303	202,134

		5,129,880

Diversified Telecommunication Services — 3.5%
AT&T, Inc.	73,621	3,059,689
CenturyTel, Inc.	1,332	55,224
Citizens Communications Co.	4,048	51,531
Embarq Corp.	1,841	91,185
Time Warner Telecom, Inc.*	1,675	33,986
Windstream Corp.	5,762	75,021

		3,366,636

Electric Utilities — 0.0%
Hawaiian Electric Industries, Inc.	941	21,427

EQUITY SECURITIES — 96.9%	Shares	Value

Electrical Equipment — 1.0%
AMETEK, Inc.	1,279	59,908
Baldor Electric Co.	486	16,359
Belden, Inc.	519	23,095
Cooper Industries Ltd.	2,501	132,253
Emerson Electric Co.	9,560	541,670
General Cable Corp.*	603	44,188
Genlyte Group, Inc.*	293	27,894
Hubbell, Inc., Class B	590	30,444
Roper Industries, Inc.	1,040	65,041

		940,852

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc.*	4,666	171,429
Amphenol Corp.	2,098	97,284
Anixter International, Inc.*	370	23,040
Arrow Electronics, Inc.*	1,459	57,310
Avnet, Inc.*	1,726	60,358
Flextronics International Ltd.*	9,821	118,441
FLIR Systems, Inc.*	1,530	47,889
Ingram Micro, Inc.*	1,729	31,191
Itron, Inc.*	345	33,110
Jabil Circuit, Inc.	2,080	31,762
Mettler-Toledo International, Inc.*	429	48,820
Molex, Inc.	741	0,229
Sanmina-SCI Corp.*	5,244	9,544
Tech Data Corp.*	635	23,952
Trimble Navigation Ltd.*	1,388	41,973

		816,332

Energy Equipment & Services — 1.0%
Cameron International Corp.*	2,624	126,293
Core Laboratories NV*	276	34,423
Exterran Holdings, Inc.*	761	62,250
FMC Technologies, Inc.*	1,567	88,849
Global Industries Ltd.*	1,010	21,634
Grant Prideco, Inc.*	1,508	83,709
Helix Energy Solutions Group, Inc.*	975	40,463
Noble Corp.	3,241	183,149
SEACOR Holdings, Inc.*	272	25,225
Smith International, Inc.	2,413	178,200
Superior Energy Services, Inc*	943	32,458
Tidewater, Inc.	657	36,043
Unit Corp.*	534	24,697
W-H Energy Services, Inc.*	350	19,674

		957,067

EQUITY SECURITIES — 96.9%	Shares	Value

Food & Staples Retailing — 2.0%
BJ’s Wholesale Club, Inc.*	749	25,339
Costco Wholesale Corp.	5,286	368,751
CVS Caremark Corp.	17,876	710,571
SUPERVALU, Inc.	2,569	96,389
SYSCO Corp.	7,363	229,799
Walgreen Co.	12,006	457,189
Whole Foods Market, Inc.	1,634	66,667

		1,954,705

Food Products — 1.0%
Corn Products International, Inc.	855	31,421
Del Monte Foods Co.	2,302	21,777
Flowers Foods, Inc.	974	22,801
General Mills, Inc.	4,053	231,021
H.J. Heinz Co.	3,588	167,488
Hershey Co.	1,815	71,511
J.M. Smucker Co.	653	33,590
Kellogg Co.	2,961	155,245
McCormick & Co., Inc.	1,258	47,691
Wm. Wrigley Jr. Co.	2,630	153,987

		936,532

Gas Utilities — 0.5%
AGL Resources, Inc.	891	33,537
Atmos Energy Corp.	984	27,591
Energen Corp.	745	47,851
Equitable Resources, Inc.	1,392	74,166
Nicor, Inc.	518	21,937
Oneok, Inc.	1,153	51,620
Piedmont Natural Gas Co., Inc.	816	21,347
Questar Corp.	2,078	112,420
Southern Union Co.	1,162	34,116
WGL Holdings, Inc.	567	18,575

		443,160

Health Care Equipment & Supplies — 2.4%
Advanced Medical Optics, Inc.*	685	16,803
Beckman Coulter, Inc.	723	52,634
Becton Dickinson & Co.	2,776	232,018
Cooper Co’s, Inc.	514	19,532
Dentsply International, Inc.	1,716	77,254
Edwards Lifesciences Corp.*	674	30,997
Gen-Probe, Inc.*	649	40,842
Hologic, Inc.*	1,513	103,852
Hospira, Inc.*	1,885	80,376
Idexx Laboratories, Inc.*	718	42,096
Immucor, Inc.*	795	27,022

EQUITY SECURITIES — 96.9%	Shares	Value

Intuitive Surgical, Inc.*	461	149,595
Inverness Medical Innovations, Inc.*	889	49,944
Kinetic Concepts, Inc.*	610	32,672
Medtronic, Inc.	13,759	691,665
Mentor Corp.	411	16,070
ResMed, Inc.*	933	49,011
Respironics, Inc.*	881	57,688
St. Jude Medical, Inc.*	4,112	167,112
Stryker Corp.	3,786	282,890
Varian Medical Systems, Inc.*	1,520	79,283

		2,299,356

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	2,027	90,951
Brookdale Senior Living, Inc.	487	13,836
Cardinal Health, Inc.	4,400	254,100
Cigna Corp.	3,369	181,016
Coventry Health Care, Inc.*	1,883	111,568
DaVita, Inc.*	1,287	72,522
Express Scripts, Inc.*	2,571	187,683
Health Management Associates, Inc.	2,533	15,147
Health Net, Inc.*	1,295	62,549
Healthways, Inc.*	399	23,318
Henry Schein, Inc.*	1,019	62,567
Laboratory Corp. of America Holdings*	1,376	103,929
LifePoint Hospitals, Inc.*	664	19,747
Lincare Holdings, Inc.*	980	34,457
Magellan Health Services, Inc.*	451	21,030
McKesson Corp.	3,511	230,006
Omnicare, Inc.	1,399	31,911
Patterson Co’s, Inc.*	1,492	50,653
Psychiatric Solutions, Inc.*	626	20,345
Quest Diagnostics, Inc.	1,815	96,014
Sierra Health Services, Inc.*	588	24,672
Universal Health Services, Inc., Class B	583	29,850
VCA Antech, Inc.*	952	42,107
WellCare Health Plans, Inc.*	503	21,332

		1,801,310

Health Care Technology — 0.1%
Cerner Corp.*	769	43,372
HLTH Corp.*	2,095	28,073
IMS Health, Inc.	2,283	52,600

		124,045

Hotels, Restaurants & Leisure — 0.3%
Brinker International, Inc.	1,214	23,746
Cheesecake Factory*	738	17,498
Gaylord Entertainment Co.*	472	19,102
Starbucks Corp.*	8,788	179,890
Vail Resorts, Inc.*	354	19,049
Wendy’s International, Inc.	1,053	27,209

		286,494

EQUITY SECURITIES — 96.9%	Shares	Value

Household Durables — 0.6%
Black & Decker Corp.	771	53,700
D.R. Horton, Inc.	3,125	41,156
Garmin Ltd.	1,541	149,477
Harman International Industries, Inc.	753	55,504
KB Home	833	17,993
MDC Holdings, Inc.	411	15,260
NVR, Inc.*	57	29,868
Pulte Homes, Inc.	2,433	25,644
Ryland Group, Inc.	430	11,847
Snap-On, Inc.	684	32,996
Stanley Works	976	47,316
Tempur-Pedic International, Inc.	861	22,360
Whirlpool Corp.	933	76,161

		579,282

Household Products — 3.8%
Church & Dwight Co., Inc.	739	39,958
Colgate-Palmolive Co.	6,253	487,484
Kimberly-Clark Corp.	5,137	356,199
Procter & Gamble Co.	37,671	2,765,805

		3,649,446

Industrial Conglomerates — 0.8%
3M Co.	7,972	672,199
Carlisle Co’s, Inc.	720	26,662
Teleflex, Inc.	459	28,921

		727,782

Insurance — 6.4%
ACE Ltd.	3,924	242,425
Aflac, Inc.	5,925	371,083
Alleghany Corp.*	60	24,120
Ambac Financial Group, Inc.	1,169	30,125
American Financial Group, Inc.	815	23,537
American International Group, Inc.	26,892	1,567,804
American National Insurance Co.	181	21,944
AON Corp.	3,128	149,174
Arch Capital Group Ltd.*	546	38,411
Arthur J. Gallagher & Co.	1,100	26,609
Aspen Insurance Holdings Ltd.	877	25,293
Axis Capital Holdings Ltd.	1,617	63,014
Brown & Brown, Inc.	1,309	30,762
Chubb Corp.	4,665	254,616
Cincinnati Financial Corp.	1,869	73,900
Commerce Group, Inc.	601	21,624

EQUITY SECURITIES — 96.9%	Shares	Value

Conseco, Inc.*	2,179	27,368
Endurance Specialty Holdings Ltd.	668	27,876
Erie Indemnity Co.	546	28,332
Everest Re Group Ltd.	742	74,497
Fidelity National Financial, Inc.	2,536	37,051
First American Corp.	949	32,380
Genworth Financial, Inc.	5,291	134,656
Hanover Insurance Group, Inc.	588	26,930
Hartford Financial Services Group, Inc.	3,818	332,891
HCC Insurance Holdings, Inc.	1,265	36,280
IPC Holdings Ltd.	698	20,151
Lincoln National Corp.	3,274	190,612
Markel Corp.*	117	57,459
MBIA, Inc.	1,450	27,014
Montpelier Re Holdings Ltd.	1,006	17,112
Nationwide Financial Services	620	27,906
PartnerRe Ltd.	655	54,057
Philadelphia Consolidated Holding Corp.*	691	27,191
Phoenix Co’s, Inc.	1,109	13,164
Platinum Underwriters Holdings Ltd.	690	24,536
Principal Financial Group, Inc.	3,194	219,875
Progressive Corp.	7,864	150,674
Protective Life Corp.	804	32,980
Prudential Financial, Inc.	5,445	506,603
RenaissanceRe Holdings Ltd.	773	46,566
Safeco Corp.	1,184	65,925
StanCorp Financial Group, Inc.	603	30,379
Torchmark Corp.	1,071	64,828
Transatlantic Holdings, Inc.	304	22,092
Travelers Co.’s, Inc.	7,788	418,994
Unitrin, Inc.	551	26,442
Unum Group	4,355	103,605
White Mountains Insurance Group Ltd.	91	46,779
Willis Group Holdings Ltd.	1,267	48,108
WR Berkley Corp.	1,890	56,341
XL Capital Ltd.	2,099	105,601

		6,127,696

Internet & Catalog Retail — 0.6%
Amazon.Com, Inc.*	3,601	333,597
Expedia, Inc.*	2,602	82,275
Liberty Media Corp. — Interactive*	6,986	133,293
NutriSystem, Inc.*	383	10,333
priceline.com, Inc.*	395	45,370

		604,868

EQUITY SECURITIES — 96.9%	Shares	Value

Internet Software & Services — 3.1%
Akamai Technologies, Inc.*	2,005	69,373
Digital River, Inc.*	463	15,311
eBay, Inc.*	14,148	469,572
Equinix, Inc.*	361	36,486
Google, Inc.*	2,842	1,965,186
ValueClick, Inc.*	1,152	25,229
Yahoo!, Inc.*	15,398	358,158

		2,939,315

IT Services — 1.8%
Acxiom Corp.	802	9,407
Automatic Data Processing, Inc.	6,410	285,437
Broadridge Financial Solutions, Inc.	1,667	37,391
Cognizant Technology Solutions Corp.*	3,470	117,772
Convergys Corp.*	1,575	25,925
DST Systems, Inc.*	584	48,209
Electronic Data Systems Corp.	6,142	127,324
Fidelity National Information Services, Inc.	2,324	96,655
Fiserv, Inc.*	1,991	110,481
Global Payments, Inc.	936	43,543
Hewitt Associates, Inc.*	1,136	43,497
Iron Mountain, Inc.*	2,198	81,370
MasterCard, Inc.	831	178,831
Metavante Technologies, Inc.*	1,344	31,342
MoneyGram International, Inc.	965	14,832
NeuStar, Inc.*	882	25,296
Paychex, Inc.	4,068	147,343
Unisys Corp.*	3,917	18,527
VeriFone Holdings, Inc.*	763	17,740
Western Union Co.	9,064	220,074

		1,680,996

Leisure Equipment & Products — 0.2%
Eastman Kodak Co.	3,459	75,648
Mattel, Inc.	4,557	86,765
Polaris Industries, Inc.	428	20,446
Pool Corp.	520	10,312

		193,171

Life Sciences — Tools & Services — 0.8%
Affymetrix, Inc.*	791	18,304
Applera Corp. — Applied Biosystems Group	2,095	71,062
Illumina, Inc.*	619	36,682
Invitrogen Corp.*	558	52,123
Millipore Corp.*	658	48,152
Pharmaceutical Product Development, Inc.	1,258	50,786
Techne Corp.*	475	31,374
Thermo Fisher Scientific, Inc.*	5,060	291,861
Varian, Inc.*	353	23,051
Waters Corp.*	1,205	95,279

		718,674

EQUITY SECURITIES — 96.9%	Shares	Value

Machinery — 2.5%
AGCO Corp.*	1,104	75,050
Briggs & Stratton Corp.	507	11,489
Bucyrus International, Inc.	423	42,042
CLARCOR, Inc.	575	21,833
Cummins, Inc.	1,102	140,362
Danaher Corp.	2,976	261,114
Deere & Co.	5,315	494,933
Donaldson Co., Inc.	806	37,382
Dover Corp.	2,349	108,265
Flowserve Corp.*	688	66,186
Gardner Denver, Inc.*	604	19,932
Graco, Inc.	754	28,094
Harsco Corp.	1,014	64,967
IDEX Corp.	929	33,565
Illinois Tool Works, Inc.	5,625	301,162
Kennametal, Inc.	892	33,771
Lincoln Electric Holdings, Inc.	468	33,312
PACCAR, Inc.	4,450	242,436
Pall Corp.	1,412	56,932
Parker Hannifin Corp.	2,060	155,139
Pentair, Inc.	1,152	40,101
Terex Corp.*	1,241	81,372
Toro Co.	458	24,933

		2,374,372

Marine — 0.1%
Alexander & Baldwin, Inc.	519	26,811
Kirby Corp.*	608	28,260

		55,071

Media — 2.4%
Belo Corp.	1,012	17,649
Discovery Holding Co.*	3,235	81,328
E.W. Scripps Co.	938	42,219
EchoStar Communications Corp.*	2,486	93,772
Getty Images, Inc.*	594	17,226
Idearc, Inc.	1,674	29,396
John Wiley & Sons, Inc.	536	22,962
Lamar Advertising Co.	782	37,591
Liberty Global, Inc.*	2,132	83,553
Liberty Media Corp. — Capital*	1,486	173,104
McGraw-Hill Co.’s, Inc.	3,915	171,516
Meredith Corp.	443	24,356
New York Times Co.	1,634	28,644
Omnicom Group, Inc.	3,946	187,553
RH Donnelley Corp.*	812	29,622
Sirius Satellite Radio, Inc.*	15,308	46,383
Time Warner, Inc.	43,632	720,364
Viacom, Inc., Class B*	6,756	296,724
Virgin Media, Inc.	3,377	57,882
Washington Post Co., Class B	70	55,400
XM Satellite Radio Holdings, Inc.*	3,531	43,220

		2,260,464

EQUITY SECURITIES — 96.9%	Shares	Value

Metals & Mining — 0.0%
Reliance Steel & Aluminum Co.	797	43,197

Multiline Retail — 0.9%
Big Lots, Inc.*	1,234	19,731
Dollar Tree Stores, Inc.*	1,126	29,186
Family Dollar Stores, Inc.	1,586	30,499
Kohl’s Corp.*	3,421	156,682
Nordstrom, Inc.	2,475	90,907
Saks, Inc.	1,449	30,081
Target Corp.	9,086	454,300

		811,386

Multi-Utilities — 0.4%
Aquila, Inc.*	4,313	16,088
Consolidated Edison, Inc.	3,265	159,495
Integrys Energy Group, Inc.	873	45,125
MDU Resources Group, Inc.	1,943	53,646
NiSource, Inc.	3,306	62,450
OGE Energy Corp.	1,029	37,343
Puget Energy, Inc.	1,348	36,976

		411,123

Office Electronics — 0.2%
Xerox Corp.	11,158	180,648
Zebra Technologies Corp.*	797	27,656

		208,304

Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy, Inc.*	509	16,614
Chesapeake Energy Corp.	5,399	211,641
Cimarex Energy Co.	954	40,574
Denbury Resources, Inc.*	2,916	86,751
EOG Resources, Inc.	2,947	263,020
Mariner Energy, Inc.*	927	21,210
Overseas Shipholding Group, Inc.	347	25,827
Pioneer Natural Resources Co.	1,444	70,525
Plains Exploration & Production Co.*	1,351	72,954
Quicksilver Resources, Inc.*	633	37,720
Range Resources Corp.	1,792	92,037
Southwestern Energy Co.*	2,041	113,724
Spectra Energy Corp.	7,569	195,432
St Mary Land & Exploration Co.	739	28,533
Teekay Corp.	493	26,232
XTO Energy, Inc.	5,786	297,182

		1,599,976

EQUITY SECURITIES — 96.9%	Shares	Value

Paper & Forest Products — 0.2%
Domtar Corp.*	5,359	41,211
Weyerhaeuser Co.	2,606	192,166

		233,377

Personal Products — 0.3%
Alberto-Culver Co.	984	24,147
Avon Products, Inc.	5,222	206,426
Estee Lauder Co.’s, Inc.	1,278	55,733
NBTY, Inc.*	699	19,153

		305,459

Pharmaceuticals — 5.6%
Allergan, Inc.	3,649	234,412
Barr Pharmaceuticals, Inc.*	1,294	68,711
Bristol-Myers Squibb Co.	23,755	629,982
Endo Pharmaceuticals Holdings, Inc.*	1,539	41,045
Forest Laboratories, Inc.*	3,764	137,198
Johnson & Johnson	34,544	2,304,085
Medicis Pharmaceutical Corp.	644	16,725
MGI Pharma, Inc.*	920	37,288
Pfizer, Inc.	82,443	1,873,929

		5,343,375

Real Estate Management & Development — 0.2%
Brookfield Properties Corp.	2,373	45,680
CB Richard Ellis Group, Inc.*	2,454	52,884
Forest City Enterprises, Inc.	736	32,708
Jones Lang LaSalle, Inc.	416	29,603
St Joe Co.	861	30,574

		191,449

Road & Rail — 0.1%
Avis Budget Group, Inc.*	1,177	15,301
Con-way, Inc.	521	21,642
Hertz Global Holdings, Inc.*	1,539	24,455
Kansas City Southern*	886	30,416
Ryder System, Inc.	691	32,484
YRC Worldwide, Inc.*	699	11,946

		136,244

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.*	6,337	47,528
Altera Corp.	3,977	76,836
Analog Devices, Inc.	3,756	119,065
Applied Materials, Inc.	16,681	296,255
Atmel Corp.*	5,241	22,641
Cypress Semiconductor Corp.*	1,843	66,403
Fairchild Semiconductor International, Inc.*	1,433	20,678

EQUITY SECURITIES — 96.9%	Shares	Value

FormFactor, Inc.*	511	16,914
Integrated Device Technology, Inc.*	2,211	25,006
Intel Corp.	70,211	1,871,825
Intersil Corp.	1,578	38,629
KLA-Tencor Corp.	2,203	106,097
Lam Research Corp.*	1,427	61,689
Linear Technology Corp.	2,564	81,612
LSI Corp.*	8,272	43,924
Marvell Technology Group Ltd.*	5,618	78,540
MEMC Electronic Materials, Inc.*	2,765	244,675
Microchip Technology, Inc.	2,525	79,336
Micron Technology, Inc.*	9,106	66,019
National Semiconductor Corp.	3,185	72,108
Novellus Systems, Inc.*	1,430	39,425
NVIDIA Corp.*	6,706	228,138
ON Semiconductor Corp.*	3,390	30,103
PMC — Sierra, Inc.*	2,456	16,062
Silicon Laboratories, Inc.*	630	23,581
Teradyne, Inc.*	2,122	21,941
Tessera Technologies, Inc.*	542	22,547
Texas Instruments, Inc.	16,877	563,692
Varian Semiconductor Equipment Associates, Inc.*	883	32,671
Xilinx, Inc.	3,510	76,764

		4,490,704

Software — 5.8%
Adobe Systems, Inc.*	6,981	298,298
Amdocs Ltd.*	2,351	81,039
ANSYS, Inc.*	895	37,107
Autodesk, Inc.*	2,790	138,830
BEA Systems, Inc.*	4,807	75,855
BMC Software, Inc.*	2,338	83,326
Cadence Design Systems, Inc.*	3,205	54,517
Check Point Software Technologies Ltd.*	2,070	45,457
Citrix Systems, Inc.*	2,289	87,005
Compuware Corp.*	3,483	30,929
Electronic Arts, Inc.*	3,802	222,075
FactSet Research Systems, Inc.	496	27,627
Fair Isaac Corp.	643	20,672
Intuit, Inc.*	3,728	117,842
Jack Henry & Associates, Inc.	974	23,707
MICROS Systems, Inc.*	469	32,905
Microsoft Corp.	100,656	3,583,354
NAVTEQ Corp.*	1,178	89,057
Novell, Inc.*	4,035	27,720
Nuance Communications, Inc.*	1,768	33,026
Parametric Technology Corp.*	1,316	23,491
Red Hat, Inc.*	2,231	46,494
Salesforce.com, Inc.*	1,191	74,664
Sybase, Inc.*	1,052	27,447
Symantec Corp.*	10,469	168,970
Synopsys, Inc.*	1,738	45,066
TIBCO Software, Inc.*	2,072	16,721

		5,513,201

EQUITY SECURITIES — 96.9%	Shares	Value

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	1,181	44,866
American Eagle Outfitters, Inc.	2,220	46,109
Barnes & Noble, Inc.	614	21,152
Bed Bath & Beyond, Inc.*	3,116	91,579
Best Buy Co., Inc.	4,109	216,339
Carmax, Inc.*	2,547	50,303
Chico’s FAS, Inc.*	2,028	18,313
GameStop Corp.*	1,795	111,487
Gap, Inc.	7,024	149,471
Home Depot, Inc.	20,278	546,289
J Crew Group, Inc.*	489	23,575
Limited Brands, Inc.	3,572	67,618
Lowe’s Co.’s, Inc.	17,925	405,464
Office Depot, Inc.*	3,183	44,276
OfficeMax, Inc.	899	18,573
O’Reilly Automotive, Inc.*	1,312	42,548
PetSmart, Inc.	1,567	36,872
RadioShack Corp.	1,535	25,880
Ross Stores, Inc.	1,605	41,040
Staples, Inc.	8,535	196,902
TJX Co.’s, Inc.	5,367	154,194
Tractor Supply Co.*	390	14,017
Williams-Sonoma, Inc.*	1,027	26,599

		2,393,466

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.*	875	32,209
Jones Apparel Group, Inc.	1,183	18,916
Liz Claiborne, Inc.	1,200	24,420
Nike, Inc., Class B	4,398	282,528
Phillips-Van Heusen Corp.	631	23,259

		381,332

Thrifts & Mortgage Finance — 0.8%
Astoria Financial Corp.	1,024	23,828
Freddie Mac	7,982	271,947
Hudson City Bancorp, Inc.	5,816	87,356
IndyMac Bancorp, Inc.	843	5,016
MGIC Investment Corp.	920	20,636
New York Community Bancorp, Inc.	3,906	68,667
People’s United Financial, Inc.	1,440	25,632
PMI Group, Inc.	993	13,187
Radian Group, Inc.	867	10,127
Sovereign Bancorp, Inc.	3,992	45,509
Washington Federal, Inc.	1,000	21,110
Washington Mutual, Inc.	10,436	142,034

		735,049

EQUITY SECURITIES — 96.9%	Shares	Value

Trading Companies & Distributors — 0.2%
Fastenal Co.	1,658	67,016
MSC Industrial Direct Co.	545	22,056
United Rentals, Inc.*	870	15,973
W.W. Grainger, Inc.	807	70,629
WESCO International, Inc.*	511	20,256

		195,930

Water Utilities — 0.0%
Aqua America, Inc.	1,523	32,288

Wireless Telecommunication Services — 0.6%
American Tower Corp.*	4,873	207,590
Crown Castle International Corp.*	3,413	141,981
Leap Wireless International, Inc.*	567	26,445
NII Holdings, Inc., Class B*	2,087	100,844
SBA Communications Corp.*	1,136	38,442
Telephone & Data Systems, Inc.	639	40,001

		555,303

Total Equity Securities (Cost $79,959,622)		92,502,532

	Principal
U.S. Government Agencies and Instrumentalities — 4.3%	Amount

Federal Home Loan Bank Discount Notes, 1/2/08	$4,100,000	4,099,630

Total U.S. Government Agencies and Instrumentalities (Cost $4,099,630)		4,099,630

U.S. Treasury — 0.2%

United States Treasury Bills, 1/31/08 (l)	200,000	199,208

Total U.S. Treasury (Cost $199,208)		199,208

TOTAL INVESTMENTS (Cost $84,258,460)- 101.4%		96,801,370
Other assets and liabilities, net — (1.4%)		(1,347,792)

NET ASSETS — 100%		$95,453,578

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:
NASDAQ 100 Index^	3	03/08	$631,425	$14,006

S&P 500 Index^	8	03/08	2,954,400	(45,352)

Total Purchased				($31,346)

*	Non-income producing security.

(l)	Collateral for futures contracts.

^	Futures collateralized by 200,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2007 there were no securities fair valued under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The cost of investments owned at December 31, 2007 for federal income tax purposes was $88,147,104. Net unrealized appreciation aggregated $8,654,266 of which $16,811,197 related to appreciated securities and $8,156,931 related to depreciated securities.
Net realized capital loss carryforwards for federal income tax purposes of $1,249,606, $900,355, and $534,245 at September 30, 2007 may be utilized to offset future capital gains until expiration in September 2011, September 2012, and September 2014 respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date: February 27, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby — President

Date: February 27, 2008

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date: February 27, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date: February 27, 2008